Financial Assets and Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Schedule of Financial Assets and Liabilities
Financial assets and liabilities comprise the following:

	June 30, 2022	December 31, 2021

	(EUR’000)
Financial assets by category
Trade receivables	4,369	2,200
Other receivables (excluding VAT receivables)	3,309	12,276
Marketable securities	322,488	343,358
Cash and cash equivalents	672,387	446,267

Financial assets measured at amortized cost	1,002,553	804,101

Total financial assets	1,002,553	804,101

Classified in the statement of financial position
Non-current assets	41,557	109,369
Current assets	960,996	694,732

Total financial assets	1,002,553	804,101

	June 30, 2022	December 31, 2021

	(EUR’000)
Financial liabilities by category
Borrowings
Convertible senior notes	399,037	—
Lease liabilities	113,172	104,961
Trade payables and accrued expenses	74,984	59,417

Financial liabilities measured at amortized cost	587,193	164,378

Derivative liabilities	102,031	—

Financial liabilities measured at fair value through profit or loss	102,031	—

Total financial liabilities	689,224	164,378

Classified in the statement of financial position
Non-current liabilities	600,161	97,966
Current liabilities	89,063	66,412

Total financial liabilities	689,224	164,378

Summary of Marketable securities
The composition of the portfolio is specified in the following table:

	June 30, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities
U.S. Government bonds	115,177	113,635	95,408	95,211
Commercial papers	—	—	2,207	2,207
Corporate bonds	186,617	184,648	226,771	226,379
Agency bonds	20,694	20,491	18,972	18,934

Total marketable securities	322,488	318,774	343,358	342,731

Classified based on maturity profiles
Non-current assets	39,721	38,576	107,561	107,175
Current assets	282,767	280,198	235,797	235,556

Total marketable securities	322,488	318,774	343,358	342,731

Specified by rate structure
Fixed rate	309,174	305,481	323,176	322,556
Floating rate	13,314	13,293	17,975	17,968
Zero-coupon	—	—	2,207	2,207

Total marketable securities	322,488	318,774	343,358	342,731

Specified by investment grade credit rating
High grade	156,203	154,268	144,307	144,030
Upper medium grade	163,974	162,214	196,909	196,566
Lower medium grade	2,311	2,292	2,142	2,135

Total marketable securities	322,488	318,774	343,358	342,731

Summary of Maturity Analysis For Financial Liabilities
Maturity analysis (on an undiscounted basis) for
non-derivative
financial liabilities recognized in the unaudited condensed consolidated statements of financial position at June 30, 2022, is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)
June 30, 2022
Borrowings
Convertible senior notes	12,455	49,822	566,032	628,309	399,037
Lease liabilities	11,156	55,691	68,272	135,118	113,172
Trade payables and accrued expenses	74,984	—	—	74,984	74,984

Total financial liabilities	98,595	105,513	634,304	838,411	587,193